COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2008	Dec. 31, 2013 Shagrir Systems Limited [Member] USD ($)	Dec. 31, 2013 Shagrir Systems Limited [Member] ILS
Bank guarantee	$ 255				$ 2,321
Restricted cash	81	108
Royalty percentage	5.00%
Accrued royalties	2,444
Rent expenses	3,325	2,249	2,626
Amount of claim					2,350
Annual management fee	180	180	180			1,000
Annual management fee, amount company pays						120
Agreement term				5 years